Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value but for Which Fair Value is Disclosed (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 47,850,324	$ 1,557,121	$ 52,267,337
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 47,027,018	$ 1,530,329	$ 52,429,758